ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2016
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 4. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

At December 31, 2016 and 2015, accounts payable and accrued liabilities consisted of the following:

	2016	2015

Accounts payable	$248,456	$321,815
Real estate taxes payable	667,811	415,124
Accrued compensation, board fees and other	300,500	343,750
Interest payable	66,468	62,749
	$1,283,235	$1,143,438